Other Long-Term Liabilities - Summary of Other Long-Term Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Long-term portion of income taxes payable	$ 133	$ 94
Asset retirement obligation	40	39
Long-term portion of fair value of hedges	28	10
Deferred revenue	7	11
Total	$ 208	$ 154